UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21564

Blue Rock Market Neutral Fund, LLC
(Exact name of registrant as specified in charter)

445 East Lake Street, Suite 120, Wayzata, MN 55391
(Address of principal executive offices)   (Zip code)

Blue Rock Advisors, Inc., 445 East Lake Street, Suite 120, Wayzata, MN 55391
(Name and address of agent for service)

Registrant's telephone number, including area code: (952) 229-8700

Date of fiscal year end: March 31

Date of reporting period: July 1, 2011 - June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment  company  registered on Form N-5 (ss.ss. 239.24 and 274.5 of this  chapter),  to file  reports with the  Commission,  not later than August 31 of each year,  containing  the  registrant's  proxy  voting record  for the most  recent  twelve-month  period  ended June 30,  pursuant  to section 30 of the Investment  Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the  collection  of  information  contained  in Form N-PX unless the Form  displays a  currently  valid  Office of  Management  and Budget ("OMB")  control number.  Please direct comments  concerning the accuracy of the information  collection  burden  estimate and any  suggestions  for reducing the burden to the Secretary,  Securities and Exchange Commission,  450 Fifth Street, NW,  Washington,  DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Proxy Voting Record

There are no voting records to report for the period July 1, 2011 – June 30, 2012.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blue Rock Market Neutral Fund, LLC

By (Signature	/s/ Robert W. Fullerton
and Title)	Robert W. Fullerton
Principal Executive Officer

Date	August 3, 2012